787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

March 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Preliminary Proxy Materials for Credit Suisse Asset Management Income Fund, Inc. (Investment Company Act File No. 811-05012)

Ladies and Gentlemen:

On behalf of Credit Suisse Asset Management Income Fund, Inc. (the “Fund”), we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended, the preliminary proxy materials consisting of the Notice of Annual Meeting of Shareholders, the Proxy Statement and the Form of Proxy Card relating to the Annual Meeting of Shareholders of the Fund to be held on April 26, 2013 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to elect two directors to serve until the 2016 Annual Meeting of Shareholders and one director to serve until the 2015 Annual Meeting of Shareholder and to seek shareholder approval of the amendment or elimination of certain of the Fund’s fundamental investment restrictions.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Fund on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments regarding the enclosed materials, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:                                Rose F. DiMartino, Willkie Farr & Gallagher LLP

Joanne Doldo, Credit Suisse Asset Management, LLC